MARKETABLE SECURITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Statement [Line Items]
Marketable Securities 1 | shares	1,182,331
Marketable Securities 2	35.00%
Marketable Securities 3 | shares	760,464
Marketable Securities 4 | $	$ 1,000,000
Marketable Securities 5	9.00%
Marketable Securities 6 | shares	1,942,795
Marketable Securities 7 | $	$ 286,502
Marketable Securities 8 | $	$ 31,324